Shareholder Fees - FidelityInternationalFactorETFs-ComboPRO	Mar. 01, 2024 USD ($)
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Multifactor ETF
Shareholder Fees:
(fees paid directly from your investment)	none